Segment Information (Details)	12 Months Ended
Dec. 31, 2025 Segment
Segment Information [Abstract]
Reporting segment	1
Segment reporting Codm individual title and position	Option Grants to the Chief Executive Officer [Member]
Segment reporting Codm profit loss description	The CODM uses Net Income, as reported on the Consolidated Statements of Operations, in evaluating performance of the Intellectual Property Management segment and determining how to allocate resources of the Company as a whole, including investing in future patent portfolios.